COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
COMMITMENTS AND CONTINGENCIES.
Amount of outstanding loan balance under guarantee model	¥ 510
Percentage of total outstanding loan balances represented by the guarantee model loan balances (as a percent)	0.36%	0.36%
Capital commitments contracted but not yet reflected	¥ 500	$ 78.5